Consolidated Statement of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions	$ 326.8	$ 272.0	$ 1,302.5	$ 1,127.4	$ 957.3
Fees	239.7	215.6	971.7	870.2	735.0
Supplemental commissions	17.3	17.1	67.9	56.0	60.8
Contingent commissions	22.5	19.0	42.9	38.1	36.8
Investment income	1.3	2.2	10.4	8.1	6.9
Gains on books of business sales	0.4	0.7	3.9	5.5	5.9
Revenues from clean coal activities	57.0	20.1	119.6	29.2	65.6
Other net revenues (loss)	9.1	0.1	1.4	0.2	(4.1)
Total revenues	674.1	546.8	2,520.3	2,134.7	1,864.2
Compensation	383.9	344.4	1,493.4	1,326.1	1,117.5
Operating	133.8	108.3	483.2	419.0	354.6
Cost of revenues from clean coal activities	58.1	17.7	111.6	32.0	64.0
Interest	11.2	10.6	43.0	40.8	34.6
Depreciation	10.8	9.7	41.4	35.9	32.3
Amortization	29.6	21.1	99.0	79.3	60.8
Change in estimated acquisition earnout payables	4.4	2.5	3.4	(6.2)	(2.6)
Total expenses	631.8	514.3	2,275.0	1,926.9	1,661.2
Earnings from continuing operations before income taxes	42.3	32.5	245.3	207.8	203.0
Provision for income taxes	1.8	4.4	50.3	63.7	39.7
Earnings (loss) from continuing operations		28.1	195.0	144.1	163.3
Discontinued operations:
Earnings from discontinued operations before income taxes					3.2
Benefit for income taxes					(7.6)
Earnings from discontinued operations					10.8
Net earnings	$ 40.5	$ 28.1	$ 195.0	$ 144.1	$ 174.1
Basic net earnings per share:
Earnings from continuing operations		$ 0.24	$ 1.61	$ 1.29	$ 1.56
Earnings from discontinued operations					$ 0.10
Basic net earnings per share	$ 0.32	$ 0.24	$ 1.61	$ 1.29	$ 1.66
Diluted net earnings per share:
Earnings from continuing operations		$ 0.24	$ 1.59	$ 1.28	$ 1.56
Earnings from discontinued operations					$ 0.10
Diluted net earnings per share	$ 0.32	$ 0.24	$ 1.59	$ 1.28	$ 1.66
Dividends declared per common share	$ 0.35	$ 0.34	$ 1.36	$ 1.32	$ 1.28